DERIVATIVE ASSETS AND LIABILITIES - Fair Value (Details) - CLP ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Fair value of financial assets and liabilities
Financial assets, at fair value	$ 148,655,771	$ 80,083,559	$ 148,655,771
Financial liabilities, at fair value	42,149,462	53,908,135	42,149,462
Transfers into out of Level 1 assets and liabilities	0	0	0
Transfers into out of level 2 assets and liabilities	0	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	0
Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	148,655,771	80,083,559	148,655,771
Financial liabilities, at fair value	42,149,462	53,908,135	42,149,462
Other current financial liabilities
Fair value of financial assets and liabilities
Financial liabilities, at fair value	361,384	1,458,210	361,384
Other current financial liabilities | Level 2
Fair value of financial assets and liabilities
Financial liabilities, at fair value	361,384	1,458,210	361,384
Other non-current financial liabilities
Fair value of financial assets and liabilities
Financial liabilities, at fair value	41,788,078	52,449,925	41,788,078
Other non-current financial liabilities | Level 2
Fair value of financial assets and liabilities
Financial liabilities, at fair value	41,788,078	52,449,925	41,788,078
Other current financial assets
Fair value of financial assets and liabilities
Financial assets, at fair value	4,105,005	1,094,844	4,105,005
Other current financial assets | Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	4,105,005	1,094,844	4,105,005
Other non-current financial assets
Fair value of financial assets and liabilities
Financial assets, at fair value	144,550,766	78,988,715	144,550,766
Other non-current financial assets | Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	$ 144,550,766	$ 78,988,715	$ 144,550,766